Document And Entity Information	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	Viking Therapeutics, Inc.
Entity Central Index Key	0001607678
Entity Emerging Growth Company	false
Entity File Number	001-37355
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-1073877
Entity Address, Address Line One	9920 Pacific Heights Blvd, Suite 500
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	704-4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	VKTX
Security Exchange Name	NASDAQ